Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 206,244	¥ 199,921
Deferred tax expense	81,359	28,554
Total income tax expense	¥ 287,602	¥ 228,475